The Munder Funds, Inc.
The Munder Funds Trust
Supplement Dated February 29, 1996
to Statement of Additional Information Dated October 28, 1995

Munder Multi-Season Growth Fund, Munder Real Estate Equity
Investment Fund,
 Munder Accelerating Growth Fund, Munder Small Company Growth
Fund,
Munder Mid-Cap Growth Fund, Munder International Equity Fund, Munder Index 500 Fund,
 Munder Growth & Income Fund, Munder Value Fund, Munder Balanced Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder U.S. Government Income Fund,
Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond
Fund,
Munder Tax-Free Intermediate Bond Fund, Munder Money Market
Fund,
Munder Tax-Free Money Market Fund, Munder U.S. Treasury Money Market Fund and Munder Cash Investment Fund (collectively, the "Funds")


	The following unaudited Financial Statements dated
December 31, 1995 relating to the Munder Mid-Cap Growth Fund and Munder Value Fund supplement the Funds' Statement of
Additional Information dated October 28, 1995.


shared/bankgrp/munder/parta/296sai1

                         THE MUNDER MID-CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                         DECEMBER 31, 1995 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS - 99.4%
            BANKING AND FINANCE - 2.0%
    5,000   MBIA Inc.                                                $375,000

            BASIC INDUSTRIES - 6.0%
   18,600   BMC Industries                                            432,450
   10,000   Minerals Technologies                                     365,000
    6,800   Pentair, Inc.                                             338,300
                                                                      -------
                                                                    1,135,750
                                                                    ---------

            BROADCASTING - 2.2%
   11,200   Infinity Broadcasting Corporation, Class A+               417,200
                                                                      -------

            CAPITAL GOODS - 4.1%
   16,500   Allen Group, Inc.                                         369,187
   16,000   Federal Signal Corporation                                414,000
                                                                      -------
                                                                      783,187
                                                                      -------
            COMMERCIAL SERVICES - 14.1%
   10,600   Affiliated Computer Services, Class A+                    397,500
   12,500   American Medical Response, Inc.+                          406,250
   16,000   Cerner Corporation+                                       328,000
   11,400   ITI Technology Inc.+                                      339,150
   14,400   Keane Inc.+                                               318,600
   13,000   Quintiles Transnational Corporation+                      533,000
   10,000   Stewart Enterprises Inc., Class A                         370,000
                                                                      -------
                                                                    2,692,500
                                                                    ---------

            COMPUTER HARDWARE, SOFTWARE OR SERVICES - 9.5%
   20,000   Black Box Corporation+                                    327,500
   12,000   Diamond Multimedia Systems+                               430,500
   17,000   Netmanage Inc.+                                           395,250
    6,000   Objective Systems Integrator+                             328,500
   14,000   Symantec Corporation+                                     325,500
                                                                      -------
                                                                    1,807,250
                                                                    ---------
            ELECTRICAL EQUIPMENT - 4.2%
   10,000   Lam Research Corporation+                                 457,500
   14,000   Tencor Instruments+                                       341,250
                                                                      -------
                                                                      798,750
                                                                      -------

            ELECTRICAL MACHINERY - 1.6%
   16,000   Mark IV Industries, Inc.                                  316,000
                                                                      -------

            ELECTRONICS - 2.1%
   15,500   AVX Corporation                                           410,750
                                                                      -------

            ELECTRONICS - SEMICONDUCTORS - 9.8%
    3,200   Altera Corporation+                                       159,200
   14,000   International Rectifier Corporation+                      350,000
   19,000   Lattice Semiconductor Corporation+                        619,875
   10,000   Maxim Integrated Products, Inc.+                          385,000
   11,600   Xilinx Inc.+                                              353,800
                                                                      -------
                                                                    1,867,875
                                                                    ---------

                       See Notes to Financial Statements.

                         THE MUNDER MID-CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                         DECEMBER 31, 1995 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
COMMON STOCKS (Continued)
            HEALTH CARE FACILITIES - 7.1%
   11,000   Health Care & Retirement Corporation+                    $385,000
   14,000   Health Management Associates, Inc., Class A+              365,750
    6,000   Surgical Care                                             204,000
   12,000   Vencor Inc.                                               390,000
                                                                      -------
                                                                    1,344,750
                                                                    ---------
            HOTELS - 2.2%
   19,000   Promus Hotel Corporation+                                 422,750
                                                                      -------

            INSURANCE - 4.3%
   18,600   Capmac Holdings+                                          467,325
   11,000   Equitable of Iowa, (New)                                  353,375
                                                                      -------
                                                                      820,700
                                                                      -------
            IRON/STEEL - 1.6%
   25,000   Citation Corporation+                                     300,000
                                                                      -------
            MACHINERY - DIVERSIFIED - 2.1%
    8,500   York International Corporation                            399,500
                                                                      -------

            MEDICAL INSTRUMENTS & SUPPLIES - 12.4%
   19,500   Biomet, Inc.+                                             348,563
    8,600   Boston Scientific Corporation+                            421,400
   15,200   Mylan Laboratories, Inc.                                  357,200
    7,300   Nellcor Puritan Bennett Inc.+                             428,875
   14,000   Patterson Dental+                                         378,000
   24,000   Physio-Control International Corporation+                 429,000
                                                                      -------
                                                                    2,363,038
                                                                    ---------
            MEDICAL SERVICES - 0.8%
    3,500   Healthcare COMPARE Corporation+                           152,250
                                                                      -------

            METAL FABRICATE/HARDWARE - 1.8%
    9,000   Wolverine Tube Inc.+                                      337,500
                                                                      -------
            PACKAGING & CONTAINER - 1.9%
    9,500   AptarGroup Inc.                                           355,063
                                                                      -------
            PUBLISHING/PRINTING - 2.4%
   37,000   Mail-Well Inc.+                                           453,250
                                                                      -------

            RETAIL - 2.6%
   13,300   Dollar Tree Stores+                                       329,175
    7,700   General Nutrition Companies, Inc.+                        177,100
                                                                      -------
                                                                      506,275
                                                                      -------



                       See Notes to Financial Statements.

                         THE MUNDER MID-CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                         DECEMBER 31, 1995 (UNAUDITED)


  SHARES                                                         VALUE
COMMON STOCKS (Continued)
            TELECOMMUNICATIONS - 0.7%
    4,000   Aspect Telecommunications+                               $134,000
                                                                     --------
            TEXTILES - 2.1%
   10,000   Jones Apparel Group+                                      393,750
                                                                      -------
            TRANSPORTATION SERVICES - 1.8%
   13,000   Expeditors International                                  339,625
                                                                      -------
            TOTAL COMMON STOCKS
               (Cost $18,634,359)                                  18,926,713
                                                                   ----------

PRINCIPAL
  AMOUNT
  ------
REPURCHASE AGREEMENT - 0.4%  (COST $80,000)
  $80,000   Agreement with Morgan (J.P.) & Company,
               5.600% dated 12/29/1995 to be repurchased
               at $80,050 on 01/02/1996, collateralized
               by $68,000 U.S. Treasury Notes, 7.625%
               due 11/15/2022 (value $82,365)                          80,000
                                                                       ------



TOTAL INVESTMENTS (COST $18,714,359*)              99.8 %          19,006,713
OTHER ASSETS AND LIABILITIES (NET)                  0.2                30,467
                                                    ---                ------
NET ASSETS                                        100.0 %         $19,037,180
                                                  =====           ===========

-----------------
  *Aggregate cost for Federal tax purposes.
  +Non-income producing security.



                       See Notes to Financial Statements.

THE MUNDER MID-CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $18,714,359)
    See accompanying schedule:
          Securities...........................................                     $     18,926,713
          Repurchase Agreements................................                               80,000
  Cash.........................................................                                  377
  Interest receivable..........................................                                   37
  Dividends receivable.........................................                                5,047
  Receivable for investment securities sold....................                               46,250
  Receivable from investment advisor...........................                               14,000
  Unamortized organization costs...............................                               51,935
                                                                                              ------
               Total Assets....................................                           19,124,359

LIABILITIES:
  Payable for Fund shares redeemed.............................  $             13
  Payable for investment securities purchased..................            66,600
  Investment advisory fee payable..............................            11,696
  Administration fee payable...................................             1,802
  Shareholder servicing fees payable...........................                35
  Distribution fees payable....................................                16
  Transfer agent fee payable...................................               367
  Custodian fees payable.......................................               898
  Legal and audit fees payable.................................             2,226
  Accrued Trustees'/Directors' fees and expenses...............               112
  Accrued expenses and other payables..........................             3,414
                                                                            -----
             Total Liabilities.................................                               87,179
                                                                                              ------
NET ASSETS.....................................................                     $     19,037,180
                                                                                    ================
NET ASSETS consist of:
  Undistributed net investment income..........................                     $            469
  Accumulated net realized gain on investments sold............                              429,904
  Net unrealized appreciation of investments...................                              292,354
  Par value....................................................                                1,770
  Paid-in capital in excess of par value.......................                           18,312,683
                                                                                          ----------
            Total Net Assets...................................                     $     19,037,180
                                                                                    ================

NET ASSET VALUE:
CLASS A SHARES:
Net asset value and redemption price per share
($34,656 / 3,223 shares of beneficial interest outstanding)....                               $10.75
                                                                                              ======
Maximum sales charge...........................................                                 5.50%
Maximum offering price per share...............................                               $11.38
                                                                                              ======

CLASS C SHARES:
Net asset value and offering price per share*
($15,385 / 1,432 shares of beneficial interest outstanding)....                               $10.74
                                                                                              ======

CLASS K SHARES:
Net asset value, offering price and redemption price per share
($168,491 / 15,674 shares of beneficial interest outstanding)..                               $10.75
                                                                                              ======

CLASS Y SHARES:
Net asset value, offering price and redemption price per share
($18,818,648 / 1,749,844 shares of beneficial interest outstand                               $10.75
                                                                                              ======

--------------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

THE MUNDER MID-CAP GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1995 (A) (UNAUDITED)

INVESTMENT INCOME:
  Interest.....................................................                     $         38,425
  Dividends....................................................                               14,739
                                                                                              ------
             Total Investment Income...........................                               53,164
                                                                                              ------
EXPENSES:
  Distribution and shareholder servicing fees:
     Class A Shares............................................  $              1
     Class C Shares............................................                17
  Shareholder servicing fees: Class K Shares...................                59
  Investment advisory fee......................................            40,924
  Administration fee...........................................             6,312
  Transfer agent fee...........................................             1,295
  Custodian fees...............................................             4,510
  Legal and audit fees.........................................             2,226
  Trustees'/Directors' fees and expenses.......................               187
  Amortization of organization costs...........................             4,721
  Registration and filing fees.................................             2,358
  Other........................................................             4,085
                                                                            -----
           Total Expenses......................................            66,695
  Expenses reimbursed by investment advisor....................           (14,000)
                                                                          -------
           Net Expenses........................................                               52,695
                                                                                              ------
NET INVESTMENT INCOME..........................................                                  469
                                                                                                 ---

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from security transactions.................                              429,904

  Net change in unrealized appreciation of securities..........                              292,354
                                                                                             -------

Net realized and unrealized gain on investments................                              722,258
                                                                                             -------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................                     $        722,727
                                                                                    ================

-----------------
(a)The Munder Mid Cap Growth Fund commenced operations on August 18, 1995.






                       See Notes to Financial Statements.

THE MUNDER MID-CAP GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED
                                                                    12/31/95 (A)
                                                                     (UNAUDITED)
                                                                     -----------
Net investment income..........................................  $            469

Net realized gain on investments sold during the period........           429,904
Net change in unrealized appreciation of investments
  during the period............................................           292,354
                                                                          -------

Net increase in net assets resulting from operations...........           722,727

Net increase in net assets from Fund share transactions:
  Class A Shares...............................................            34,002
  Class C Shares...............................................            14,988
  Class K Shares...............................................           163,142
  Class Y Shares...............................................        18,102,321
                                                                       ----------

Net increase in net assets.....................................        19,037,180
NET ASSETS:
Beginning of period............................................           -
                                                                 ----------------
End of period (including undistributed net investment of $469).  $     19,037,180
                                                                 ================

-----------------
(a)The Munder Mid Cap Growth Fund commenced operations on August 18, 1995.



                       See Notes to Financial Statements.

THE MUNDER MID-CAP GROWTH FUND
STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
FOR THE PERIOD ENDED DECEMBER 31, 1995 (A) (UNAUDITED)


                                            AMOUNT                SHARES
                                            ------                ------
         CLASS A SHARES:
         Sold.......................  $         34,002              3,223
                                      ----------------              -----
         Net increase...............  $         34,002              3,223
                                      ================              =====

         CLASS C SHARES:
         Sold.......................  $         15,209              1,453
         Redeemed...................              (221)               (21)
                                                  ----                ---
         Net increase...............  $         14,988              1,432
                                      ================              =====

         CLASS K SHARES:
         Sold.......................  $        171,718             16,501
         Redeemed...................            (8,576)              (827)
                                                ------               ----
         Net increase...............  $        163,142             15,674
                                      ================             ======


         CLASS Y SHARES:
         Sold.......................  $     18,112,517          1,750,806
         Redeemed...................           (10,196)              (962)
                                               -------               ----
         Net increase...............  $     18,102,321          1,749,844
                                      ================          =========


-----------------
(a)The Munder Mid-Cap Growth Fund Class A Shares, Class C Shares, Class K Shares and Class Y Shares commenced operations on December 22, 1995, November 9, 1995, October 2, 1995 and Augutst 14, 1995, respectively.


                       See Notes to Financial Statements.

                              THE MUNDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          DECEMBER 31, 1995 (UNAUDITED)


 SHARES                                                                          VALUE
 ------                                                                          -----
COMMON STOCKS - 90.5%
           APPAREL - 2.2%
 16,300    Jones Apparel Group Inc.+ ...................                       $641,812
                                                                               --------


           BANKING AND FINANCIAL SERVICES - 15.9%
 27,000    Ahmanson (H.F.)  & Company ..................                        715,500
 14,000    BankAmerica Corporation .....................                        906,500
  6,900    Finova Group Inc. ...........................                        332,925
  4,200    First Interstate Bancorp+ ...................                        573,300
 30,000    Great Western Financial Corporation..........                        765,000
 37,400    Jefferson Banco .............................                        719,950
 41,300    Springfield Institution for Savings+ ........                        676,288
                                                                                -------
                                                                              4,689,463
                                                                              ---------
           BASIC INDUSTRIES - 1.9%
 23,900    Fletcher Challenge Ord. .....................                        552,688
                                                                                -------
           COMPUTER HARDWARE, SOFTWARE OR SERVICES - 5.7%
 23,000    Compaq Computer Corporation+ ................                      1,104,000
 50,000    Computer Products Inc .......................                        575,000
                                                                                -------
                                                                              1,679,000
                                                                              ---------
           COMPUTER-SEMICONDUCTORS - 2.2%
 11,600    Intel Corporation ...........................                        658,300
                                                                                -------

           ELECTRONICS - 7.6%
 15,500    Lam Research Corporation+....................                        709,125
 26,700    Lattice Semiconductor Corporation ...........                        871,087
 14,200    Raytheon Company ............................                        670,950
                                                                                -------
                                                                              2,251,162
                                                                              ---------
           ENGINEERING - 2.0%
 51,800    Insituform Technologies, Class A +...........                        602,175
                                                                                -------
           FOOD AND BEVERAGES - 1.1%
 10,000    Canandaigua Wine Company, Inc., Class A+ ....                        326,250
    100    Rykoff-Sexton Inc ...........................                          1,750
                                                                                  -----
                                                                                328,000
                                                                                -------
           HEALTH CARE - 1.3%
  9,000    HealthCare COMPARE Corporation ..............                        391,500
                                                                                -------




                       See Notes to Financial Statements.

                              THE MUNDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 1995 (UNAUDITED)


 SHARES                                                                         VALUE
 ------                                                                         -----
COMMON STOCKS (Continued)
           INDUSTRIAL - 4.7%
 25,000    Praxair Inc. ................................                       $840,625
  7,000    TRW Inc. ....................................                        542,500
                                                                                -------
                                                                              1,383,125
                                                                              ---------
           INSURANCE - 10.5%
 16,100    ACE Limited .................................                        639,975
 20,100    Allstate Corporation ........................                        826,612
  9,400    CIGNA Corporation ...........................                        970,550
 28,000    Prudential Reinsurance Holdings .............                        654,500
                                                                                -------
                                                                              3,091,637
                                                                              ---------
           MACHINE-DIVERSIFIED - 1.3%
  7,700    Tecumseh Products Company, Class A ..........                        398,475
                                                                                -------

           OIL AND GAS - 8.8%
 19,700    Columbia Gas System Inc .....................                        864,338
 10,500    du Pont (E.I.) de Nemours & Company .........                        733,687
 39,600    Union Pacific Resources Group ...............                      1,004,850
                                                                              ---------
                                                                              2,602,875
                                                                              ---------
           PHARMACEUTICALS - 4.4%
  6,100    American Home Products Corporation ..........                        591,700
 18,650    Pharmacia & Upjohn Incorporated .............                        722,687
                                                                                -------
                                                                              1,314,387
                                                                              ---------
           RESTAURANTS - 0.9%
 40,000    Ryan's Family Steak Houses Inc. + ...........                        280,000
                                                                                -------


           TELECOMMUNICATIONS - 9.1%
 10,400    American Telephone & Telegraph Corporation ..                        673,400
 19,900    Frontier Corporation ........................                        597,000
 13,000    Harris Corporation...........................                        710,125
 26,900    MCI Communications Corporation ..............                        702,763
                                                                                -------
                                                                              2,683,288
                                                                              ---------

           TRANSPORTATION - 1.4%
 15,000    Midwest Express Holdings+ ...................                        416,250
                                                                                -------




                       See Notes to Financial Statements.

                              THE MUNDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          DECEMBER 31, 1995 (UNAUDITED)



 SHARES                                                                         VALUE
 ------                                                                         -----
COMMON STOCKS (Continued)
           UTILITIES - 5.9%
 11,000    DQE Inc .....................................                       $338,250
 15,200    Entergy Corporation, New ....................                        444,600
  7,100    FPL Group Inc. ..............................                        329,263
 11,100    Illinova Corporation ........................                        333,000
 11,200    TECO Energy Inc .............................                        287,000
                                                                                -------
                                                                              1,732,113
                                                                              ---------

           OTHER - 3.6%
  7,700    Textron, Inc ................................                        519,750
  5,600    United Technologies Corporation .............                        531,300
                                                                                -------
                                                                              1,051,050
                                                                              ---------

           TOTAL COMMON STOCKS
              (Cost $25,250,959)........................                     26,747,300
                                                                             ----------

PRINCIPAL
 AMOUNT
 ------
REPURCHASE AGREEMENT - 6.0%     (COST $1,793,000)
$1,793,000   Agreement with Morgan (J.P.) & Company, 5.600% dated
              12/29/1995 to be repurchased at $1,794,116 on 01/02/1996,
              collateralized by $1,459,000 U.S. Treasury Notes, 8.000%
               due 11/15/2021 (value $1,829,221)........                      1,793,000
                                                                              ---------

TOTAL INVESTMENTS (COST $27,043,959*)...................       96.5%         28,540,300
OTHER ASSETS AND LIABILITIES (Net)......................        3.5           1,021,744
                                                                ---           ---------
NET ASSETS .............................................      100.0%        $29,562,044
                                                              =====         ===========


*   Aggregate cost for Federal tax purposes.
+   Non-income producing security.

                       See Notes to Financial Statements.

THE MUNDER VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $27,043,959)
    See accompanying schedule:
          Securities...........................................                     $     26,747,300
          Repurchase Agreements................................                            1,793,000
  Cash.........................................................                                1,123
  Interest receivable..........................................                                  837
  Dividends receivable.........................................                               19,399
  Receivable for investment securities sold....................                            1,257,623
  Receivable from investment advisor...........................                               14,000
  Unamortized organization costs...............................                               51,017
                                                                                              ------

               Total Assets....................................                           29,884,299

LIABILITIES:
  Payable for investment securities purchased..................  $        291,789
  Investment advisory fee payable..............................            18,532
  Administration fee payable...................................             2,856
  Shareholder servicing fees payable...........................                29
  Distribution fees payable....................................                74
  Transfer agent fee payable...................................               600
  Custodian fees payable.......................................               825
  Legal and audit fees payable.................................             2,371
  Accrued Trustees'/Directors' fees and expenses...............               178
  Accrued expenses and other payables..........................             5,001
                                                                            -----

             Total Liabilities.................................                              322,255
                                                                                             -------

NET ASSETS.....................................................                     $     29,562,044
                                                                                    ================

NET ASSETS CONSIST OF:
  Undistributed net investment income..........................                     $         21,799
  Accumulated net realized gain on investments sold............                               95,826
  Net unrealized appreciation of investments...................                            1,496,341
  Par value....................................................                                2,759
  Paid-in capital in excess of par value.......................                           27,945,319
                                                                                          ----------
            Total Net Assets...................................                     $     29,562,044
                                                                                    ================
NET ASSET VALUE:
CLASS A SHARES:
Net asset value and redemption price per share
($194,662 / 18,175 shares of beneficial interest outstanding)..                               $10.71
                                                                                              ======
Maximum sales charge...........................................                                 5.50%
Maximum offering price per share...............................                               $11.33
                                                                                              ======
CLASS B SHARES:
Net asset value and offering price per share*
($60,594 / 5,659 shares of beneficial interest outstanding)....                               $10.71
                                                                                              ======

CLASS K SHARES:
Net asset value, offering and redemption price per share
($82,000 / 7,655 shares of beneficial interest outstanding)....                               $10.71
                                                                                              ======

CLASS Y SHARES:
Net asset value, offering and redemption price per share
($29,224,788 / 2,727,252 shares of beneficial interest outstanding)                           $10.72
                                                                                              ======

--------------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge ("CDSC").

                       See Notes to Financial Statements.

THE MUNDER VALUE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1995 (A) (UNAUDITED)

INVESTMENT INCOME:
  Interest.....................................................                     $         42,167
  Dividends....................................................                              126,691
                                                                                             -------
             Total Investment Income...........................                              168,858
                                                                                             -------

EXPENSES:
  Distribution and shareholder servicing fees:
     Class A Shares............................................  $             89
     Class B Shares............................................               134
  Shareholder servicing fees: Class K Shares...................                17
  Investment advisory fee......................................            69,717
  Administration fee...........................................            10,753
  Transfer agent fee...........................................             2,281
  Custodian fees...............................................             4,492
  Legal and audit fees.........................................             2,371
  Trustees'/Directors' fees and expenses.......................               339
  Amortization of organization costs...........................             4,638
  Registration and filing fees.................................             3,558
  Other........................................................             5,516
                                                                            -----
           Total Expenses......................................           103,905
  Expenses reimbursed by investment advisor....................           (14,000)
                                                                          -------
           Net Expenses........................................                               89,905
                                                                                              ------
NET INVESTMENT INCOME..........................................                               78,953
                                                                                              ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from security transactions.................                               95,826

  Net change in unrealized appreciation of securities..........                            1,496,341
                                                                                           ---------

Net realized and unrealized gain on investments................                            1,592,167
                                                                                           ---------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................................                     $      1,671,120
                                                                                    ================

-------------------
(a) The Munder Value Fund commenced operations on August 14, 1995.



                       See Notes to Financial Statements.

THE MUNDER VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED
                                                                    12/31/95 (A)
                                                                     (UNAUDITED)
Net investment income..........................................  $         78,953

 Net realized gain on investments sold during the period.......            95,826
Net change in unrealized appreciation of investments
  during the period............................................         1,496,341
                                                                        ---------
Net increase in net assets resulting from operations...........         1,671,120

Distribution to shareholders from net investment income:
  Class A Shares...............................................              (293)
  Class B Shares...............................................           -
  Class K Shares...............................................              (142)
  Class Y Shares...............................................           (56,719)
Net increase in net assets from Fund share transactions:
  Class A Shares...............................................           190,978
  Class B Shares...............................................            58,783
  Class K Shares...............................................            82,886
  Class Y Shares...............................................        27,615,431
                                                                       ----------
Net increase in net assets.....................................        29,562,044
NET ASSETS:
Beginning of period............................................           -
                                                                 ----------------
End of period (including undistributed net investment
  of $21,799)                                                    $     29,562,044
                                                                 ================

(a) The Munder Value Fund commenced operations on August 14, 1995.





                       See Notes to Financial Statements.

THE MUNDER VALUE FUND
STATEMENT OF CHANGES - CAPITAL STOCK ACTIVITY
FOR THE PERIOD ENDED DECEMBER 31, 1995 (A) (UNAUDITED)

                                                   AMOUNT               SHARES
                                                   ------               ------
                 CLASS A SHARES:
                 Sold.......................  $        190,978             18,175
                                              ----------------             ------
                 Net increase...............  $        190,978             18,175
                                              ================             ======

                 CLASS B SHARES:
                 Sold.......................  $         63,390              6,104
                 Redeemed...................            (4,607)              (445)
                                                        ------               ----
                 Net increase...............  $         58,783              5,659
                                              ================              =====


                 CLASS K SHARES:
                 Sold.......................  $         84,243              7,786
                 Issued as reinvestment of
                  dividends                                  5            -
                 Redeemed...................            (1,362)              (131)
                                                        ------               ----
                 Net increase...............  $         82,886              7,655
                                              ================              =====


                 CLASS Y SHARES:
                 Sold.......................  $     27,686,747          2,733,841
                 Issued as reinvestment of
                  dividends                              2,996                279
                 Redeemed...................           (74,312)            (6,868)
                                                       -------             ------
                 Net increase...............  $     27,615,431          2,727,252
                                              ================          =========


(a) The Munder Value Fund Class A Shares, Class B Shares, Class K Shares and Class Y Shares commenced operations on September 14, 1995, September 19, 1995, November 30, 1995 and August 18, 1995, respectively.




                       See Notes to Financial Statements.

                                THE MUNDER FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 1995 (Unaudited)


1.    SIGNIFICANT ACCOUNTING POLICIES

      The Munder Funds, Inc. ("MFI") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end investment company, which was organized as a Maryland corporation on November 18, 1992. The Munder Funds Trust ("MFT") is registered under the 1940 Act, as an open-end investment company, which was organized as a Massachusetts business trust on August 30, 1989. MFI and MFT consist of 20 portfolios (each a "Fund" collectively, the "Munder Funds"), as follows:

                    MFI:
                    EQUITY FUNDS
                    Munder Multi-Season Growth Fund
                    Munder Real Estate Equity Investment Fund
                    Munder Mid-Cap Growth Fund
                    Munder Value Fund

                    MONEY MARKET FUND
                    Munder Money Market Fund

                    MFT:
                    EQUITY FUNDS
                    Munder Accelerating Growth Fund
                    Munder Small Company Growth Fund
                    Munder International Equity Fund
                    Munder Index 500 Fund
                    Munder Growth & Income Fund
                    Munder Balanced Fund

                    INCOME FUNDS
                    Munder Bond Fund
                    Munder Intermediate Bond Fund
                    Munder U.S. Government Income Fund
                    Munder Michigan Triple Tax-Free Bond Fund
                    Munder Tax-Free Bond Fund
                    Munder Tax-Free Intermediate Bond Fund

                    MONEY MARKET FUNDS
                    Munder Tax-Free Money Market Fund
                    Munder U.S. Treasury Money Market Fund
                    Munder Cash Investment Fund

      The Equity Funds (with the exception of the Munder Index 500 Fund) and the Income Funds offer five classes of shares -- Class A, Class B, Class C, Class K and Class Y Shares. The Munder Index 500 Fund offers four classes of shares -- Class A, Class B, Class K and Class Y Shares. The Money Market Funds of MFT offer three classes of shares -- Class A, Class K and Class Y Shares. The Munder Money Market Fund

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)

offers four classes of shares -- Class A, Class B, Class C and Class Y Shares. Each Fund is classified as a diversified management investment company under the 1940 Act, other than the Munder Tax-Free Intermediate Bond Fund and the Munder Michigan Triple Tax-Free Bond Fund which are classified as non-diversified due to their intention to invest their assets, when possible, in municipal obligations issued by the State of Michigan and its political subdivisions.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

      Security Valuation: With respect to the Equity and Income Funds, securities (including financial futures) traded on a recognized stock exchange or on the NASDAQ National Market System are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities for which there were no transactions are valued at the average of the current bid and asked prices. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value by the advisor, under the supervision of the Boards of Trustees and Directors. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities that are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees and Directors. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value. Debt securities in the Money Market Funds are also valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased (or on the 61st day before maturity). Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Money Market Funds is performed pursuant to procedures established by the Boards of Trustees and Directors. Each Money Market Fund seek to maintain a net asset value per share of $1.00.

      Forward Foreign Currency Contracts: Each Equity Fund may engage in forward foreign currency contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage a Fund's currency exposure. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)

limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      Foreign Currency: The books and records of the Munder International Equity Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of foreign currency and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment security transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      Futures Contracts: The Munder Index 500 Fund may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized appreciation/(depreciation) is shown in the financial statements.

      There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

      Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Munder Fund's investment adviser, acting under the supervision of the Boards of Trustees and Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon relative net assets of each Fund. Operating expenses of each Fund directly attributable to a class of shares are charged to that class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative average net assets of each class.

      Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly by the Equity Funds (excluding the Munder Multi-Season Growth Fund, Munder Mid-Cap Growth Fund, Munder International Equity Fund and Value Fund for which dividends are declared and paid at least annually and the Munder Real Estate Equity Investment Fund for which dividends are declared and paid monthly); declared and paid monthly by the Income Funds; and declared daily and paid monthly by the Money Market Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

      As determined at June 30, 1995, permanent differences resulting from different book and tax accounting for organizational costs, net operating losses, different book and tax accounting for currency gains and losses and market discount of certain debt instruments were reclassified to paid-in capital at year end. These reclassifications had no effect on net investment income, net assets or net asset value per share.

      Federal Income Taxes: Each Fund intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)


2. INVESTMENT ADVISOR, ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT AND OTHER RELATED PARTY TRANSACTIONS

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as each Fund's advisor. For its advisory services, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the average daily net assets of the respective Fund, at the following annual rates:

                                                            FEES ON ASSETS           FEES ON ASSETS          FEES ON ASSETS
                                                                 UP TO              BETWEEN $250 AND           EXCEEDING
                                                             $250 MILLION             $500 MILLION            $500 MILLION
                                                             ------------             ------------            ------------
Munder Index 500 Fund.................................           0.20%                   0.12%                   0.07%


                                                               FEES ON ASSETS                FEES ON ASSETS
                                                             UP TO $500 MILLION          EXCEEDING $500 MILLION
                                                             ------------------          ----------------------
Munder Multi-Season Growth Fund.......................             1.00%                          0.75%


                                                              Fees on Average
                                                             Daily Net Assets
                                                             ----------------
The Income Funds......................................             0.50%
Munder Accelerating Growth Fund, Munder
  Small Company Growth Fund, Munder
  International Equity Fund and Munder
 Growth & Income Fund.................................             0.75%
Munder Real Estate Equity Investment Fund,
  Munder Mid-Cap Growth Fund and
  Munder Value Fund...................................             0.74%
Munder Balanced Fund..................................             0.65%
The Money Market Funds (excluding
  Munder Money Market Fund)...........................             0.35%
Munder Money Market Fund..............................             0.40%


      Prior to October 28, 1995, the Advisor was entitled to receive investment advisory fees at the following annual rates: 0.74% of the first $500 million of average daily net assets and 0.50% of daily net assets in excess of $500 million for The Income Funds; 1.00% of average daily net assets up to $250 million, 0.85% of average daily net assets between $250 million and $500 million, and 0.75% of average daily net assets exceeding $500 million for the Accelerating Growth, Small Company Growth, International Equity, Growth & Income Fund and Balanced Fund; and 0.40% of average daily net assets up to $500 million and 0.35% of average daily net assets exceeding $500 million for the Tax-Free Money Market, U.S. Treasury Money Market and Cash Investment Funds.

      The Advisor voluntarily waived all or a portion of its advisory fees payable by each Fund, for the period ended December 31, 1995, as reflected in the Statement of Operations. For the period ended December 31,

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)

1995, the Advisor reimbursed expenses of $15,000, $14,000 and $14,000 to the Munder Real Estate Equity Investment Fund, the Munder Mid-Cap Growth Fund and the Munder Value Fund.

      First Data Investor Services Group, Inc. ("First Data"), formerly The Shareholder Services Group, Inc., (the "Administrator"), serves as the Munder Funds administrator and assists in all aspects of their administration and operations. First Data also serves as the Munder Fund's transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator is entitled to receive a fee, based on the aggregate average daily net assets of the Funds computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion. As compensation for its services, the Transfer Agent is entitled to receive a fee, based on the aggregate average daily net assets of the Funds computed daily and payable monthly, at an annual rate of 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Funds. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Funds.

      Comerica Bank ("Comerica") provides custodial services to the Funds. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Funds computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, plus 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees. Comerica earned $331,402 for its services to the Funds for the period ended December 31, 1995. Boston Safe Deposit and Trust Company ("Boston Safe") serves as the custodian of foreign securities for the Munder Multi-Season Growth Fund, Munder Accelerating Growth Fund, the Munder Small Company Growth Fund, the Munder Mid-Cap Growth Fund, the Munder International Equity Fund, the Munder Value Fund, the Munder Bond Fund and the Munder Intermediate Bond Fund.

      The Munder Funds pay each Trustee or Director $14,000 per year, consisting of a $2,500 quarterly retainer for services in such capacity plus $1,000 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, Boston Safe, FDI or First Data currently receives any compensation from The Munder Funds.

3.    SHAREHOLDER DISTRIBUTION AND SERVICE PLANS

      FDI serves as the distributor of the Munder Funds shares. For the period ended December 31, 1995, the Distributor received $75,314, representing commissions (sales charges) on sales of Class A Shares of the Funds. For the period ended December 31, 1995, the Distributor received $47,815 in contingent deferred sales charges from Class B and Class C Shares of the Funds.

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)

      The Munder Funds have adopted Shareholder Servicing Plans and Distribution and Service Plans (collectively, the "Plans") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Class A, Class B and Class C Shares. Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Funds. The Plans also permit payments to be made by the Funds to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the Funds. The Munder Funds have also adopted Shareholder Servicing Plans (the "Class K Plans") for the Class K Shares of the Funds. Under the Class K Plans, the Munder Funds are permitted to enter into agreements with institutions that provide shareholder services to their customers. For the period ended December 31, 1995, the contractual rates, as a percentage of average daily net assets, under the Shareholder Servicing and Distribution and Servicing Plans are as follows:

                                                   CLASS A SHARES        CLASS B SHARES         CLASS C SHARES        CLASS K SHARES
                                                    12B-1 FEES             12B-1 FEES            12B-1 FEES            SERVICE FEES
                                                    ----------             ----------            ----------            ------------
THE EQUITY FUNDS (EXCLUDING THE
  MUNDER INDEX 500 FUND).....................         0.25%                  1.00%                 1.00%                 0.25%

MUNDER INDEX 500 FUND........................          0.10%                 0.45%                  N/A                  0.25%

THE INCOME FUNDS.............................          0.25%                 1.00%                 1.00%                 0.25%

THE MONEY MARKET FUNDS:
Munder Money Market Fund.....................          0.25%                 1.00%                 1.00%                   N/A
Munder Tax-Free Money Market Fund............          0.25%                  N/A                   N/A                  0.15%
Munder U.S. Treasury Money
  Market Fund................................          0.25%                  N/A                   N/A                  0.15%


                                                   CLASS A SHARES        CLASS K SHARES
                                                   SERVICE FEES           SERVICE FEES
                                                   ------------           ------------
Munder Cash Investment Fund..................         0.25%                 0.15%

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)

4.    SECURITIES TRANSACTIONS

      For the period ended December 31, 1995, purchases and sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                                          COST OF PURCHASES           PROCEEDS FROM SALES
                                                                          -----------------           -------------------
Munder Multi-Season Growth Fund.................................              $109,758,974                $  88,347,709
Munder Real Estate Equity Investment Fund.......................                12,634,528                      735,134
Munder Accelerating Growth Fund.................................               191,955,843                  251,857,596
Munder Small Company Growth Fund................................                75,065,012                   72,326,137
Munder Mid-Cap Growth Fund......................................                27,694,168                    9,489,713
Munder International Equity Fund................................                66,532,995                   39,331,213
Munder Index 500 Fund...........................................                24,706,012                   10,277,872
Munder Growth & Income Fund.....................................                48,632,976                   22,413,140
Munder Value Fund...............................................                45,082,600                   19,927,467
Munder Balanced Fund............................................                44,466,596                   44,407,876
Munder Bond Fund................................................               327,473,517                  307,654,132
Munder Intermediate Bond Fund...................................               477,564,164                  655,493,513
Munder U.S. Government Income Fund..............................                11,195,443                   15,736,478
Munder Michigan Triple Tax-Free Bond Fund.......................                 4,727,601                    5,983,223
Munder Tax-Free Bond Fund.......................................                32,531,356                   61,252,442
Munder Tax-Free Intermediate Bond Fund..........................                25,728,203                   28,530,822

      For the period ended December 31, 1995, purchases and sales of U.S. Government securities, excluding short-term investments were as follows:

                                                                          COST OF PURCHASES           PROCEEDS FROM SALES
Munder Balanced Fund............................................             $  15,665,328                $  17,289,080
Munder Bond Fund................................................               181,949,665                  195,053,918
Munder Intermediate Bond Fund...................................               704,418,903                  502,680,062
Munder U.S. Government Income Fund..............................                88,915,530                   96,870,056

      At December 31, 1995, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value for Federal income tax purposes was as follows:

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)


                                                                              TAX BASIS                    TAX BASIS
                                                                             UNREALIZED                    UNREALIZED
                                                                            APPRECIATION                  DEPRECIATION
                                                                            ------------                  ------------
Munder Multi-Season Growth Fund.................................               $62,493,147                   $2,301,400
Munder Real Estate Equity Investment Fund.......................                 1,310,755                       37,648
Munder Accelerating Growth Fund.................................                39,128,766                    5,019,735
Munder Small Company Growth Fund................................                41,559,401                    3,588,760
Munder Mid-Cap Growth Fund......................................                 1,486,667                    1,194,313
Munder International Equity Fund................................                33,606,852                      639,029
Munder Index 500 Fund...........................................                36,945,903                    1,588,113
Munder Growth & Income Fund.....................................                31,593,765                      913,520
Munder Value Fund...............................................                 2,109,836                      613,495
Munder Balanced Fund............................................                 6,593,893                      343,068
Munder Bond Fund................................................                 7,247,775                      358,107
Munder Intermediate Bond Fund...................................                 6,014,962                    1,776,463
Munder U.S. Government Income Fund..............................                 7,929,958                      389,058
Munder Michigan Triple Tax-Free Bond Fund.......................                   989,911                       55,708
Munder Tax-Free Bond Fund.......................................                15,285,111                       69,584
Munder Tax-Free Intermediate Bond Fund..........................                14,424,217                       67,580

5.    CONCENTRATION OF CREDIT

      The Munder Tax-Free Intermediate Bond Fund and Munder Michigan Triple Tax-Free Bond Fund primarily invest in debt obligations issued by the State of Michigan and local governments in the State of Michigan, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The two Funds are more susceptible to factors adversely affecting issuers of Michigan municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on or repay principal of municipal obligations held by these Funds. The Munder Real Estate Equity
Investment Fund primarily invests in equity securities of United States companies which are principally engaged in the real estate industry or which own significant real estate assets, and accordingly, is more susceptible to factors adversely affecting the U.S. real estate industry.

6.    FOREIGN SECURITIES

      The Munder International Equity Fund invests primarily in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government securities. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)


7.    ORGANIZATIONAL COSTS

      Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.

8.    CAPITAL LOSS CARRYFORWARDS

      As determined at June 30, 1995, the following Funds had available for Federal income tax purposes, unused capital losses as follows:

FUND                                                                   AMOUNT           EXPIRATION
----                                                                   ------           ----------
Munder Multi-Season Growth Fund.............................           $2,588,502           2003
Munder International Equity Fund............................              406,805           2002
                                                                        2,149,275           2003
Munder Balanced Fund........................................              172,583           2002
                                                                        1,783,000           2003
Munder Bond Fund............................................              470,092           2002
                                                                       10,329,288           2003
Munder Intermediate Bond Fund...............................           15,284,729           2003
Munder U.S. Government Income Fund..........................              946,213           2003
Munder Michigan Triple Tax-Free Bond Fund...................              301,387           2003
Munder Tax-Free Bond Fund...................................              559,311           2003
Munder Tax-Free Intermediate Bond Fund......................            1,305,925           2003
Munder Tax-Free Money Market Fund...........................               14,500           1999
                                                                           20,091           2000
                                                                           57,257           2001
                                                                           39,684           2002
                                                                           27,379           2003
Munder Cash Investment Fund.................................                  556           1996
                                                                            4,895           2000
                                                                            1,650           2001

9.    REORGANIZATION

     On June 23, 1995, the Munder Multi-Season Growth Fund (Acquiring Fund) acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund (Acquired Fund), in exchange for shares of the Acquiring Fund, pursuant to a plan of tax-free reorganization approved by the Acquired Fund's shareholders on June 21, 1995. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund and the unrealized appreciation included in the Acquired Fund's total net assets on the acquiring date were as follows:

                                THE MUNDER FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                          December 31, 1995 (Unaudited)


                                               SHARES          VALUE OF         TOTAL NET        TOTAL NET         ACQUIRED
                                              ISSUED BY     SHARES ISSUED       ASSETS OF        ASSETS OF           FUND
                                              ACQUIRING      BY ACQUIRING       ACQUIRED         ACQUIRING        UNREALIZED
  ACQUIRING FUND         ACQUIRED FUND          FUND             FUND             FUND*            FUND          APPRECIATION
  ---------------------------------------------------------------------------------------------------------------------------
Munder Multi-        Ambassador
Season Growth        Established
Fund                 Company Growth
                     Fund                    15,524,720       $189,282,737      $189,260,209      $71,358,360     $27,807,281

----------------
* The value of the net assets of the Acquiring Fund immediately after the acquisition was $260,618,569.